Government grant advances and loans - Schedule of Government Grant Advances and Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current
Government grant advances	$ 93	$ 390	$ 916
Research project financing	899	0	0
Government loans	600	211	0
Total current portion	1,592	601	916
Non-current
Government grant advances	350	197	587
Research project financing	2,946	3,223	2,889
Government loans	1,353	1,571	1,851
Accrued interest	381	153	58
Total non-current portion	$ 5,030	$ 5,144	$ 5,385